SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment, Net (Details)	Sep. 30, 2025
Building
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives	30 years
Computer equipment | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives	3 years
Computer equipment | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives	5 years
Furniture, fixtures and office equipment | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives	3 years
Furniture, fixtures and office equipment | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives	5 years
Software | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives	3 years
Software | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives	10 years
Motor vehicles
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives	5 years